Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Customer contracts	63,004,803	67,291,278	9,691,960
Software	—	16,698,113	2,405,029
Less: Accumulated amortization	(8,012,652)	(26,767,764)	(3,855,360)
Intangible assets subject to amortization	54,992,151	57,221,627	8,241,629

License with indefinite life	—	27,262,901	3,926,674
Foreign currency translation adjustment	(237,979)	(1,411,983)	(203,368)

Intangible assets	54,754,172	83,072,545	11,964,935

The licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was nil, RMB8,012,652 and RMB18,755,112 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Group expects to record amortization expense of RMB20,213,308, RMB20,213,308 and RMB1,767,390 for the years ending December 31, 2017, 2018 and 2019, respectively.